Prepayments expenses other current assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Prepaid Expenses And Other Current Assets
Prepayments	$ 57,159	$ 137,128	$ 63,994
Advance to suppliers	0	34,030	132,718
Rental and other deposits	27,873	21,061	26,924
Deferred offering cost	163,461	0
Other current assets	31,931	4,215
Total	$ 280,424	$ 196,434	$ 301,370